Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

STARWOOD HOTELS & RESORTS WORLDWIDE, INC.

VALUATION AND QUALIFYING ACCOUNTS

(In millions)

		Additions (Deductions)
	Balance January 1,	Charged to/reversed from Expenses	Charged to/from Other Accounts (a)	Payments/ Other	Balance December 31,
2011
Trade receivables – allowance for doubtful accounts	$32	$5	$(1)	$(7)	$29
Notes receivable – allowance for doubtful accounts	$202	$28	$—	$(55)	$175
Reserves included in accrued and other liabilities:
Restructuring and other special charges	$29	$68	$(7)	$(1)	$89
2010
Trade receivables – allowance for doubtful accounts	$33	$15	$(3)	$(13)	$32
Notes receivable – allowance for doubtful accounts	$139	$36	$78	$(51)	$202
Reserves included in accrued and other liabilities:
Restructuring and other special charges	$34	$(75)	$8	$62	$29
2009
Trade receivables – allowance for doubtful accounts	$31	$7	$5	$(10)	$33
Notes receivable – allowance for doubtful accounts	$135	$65	$(1)	$(60)	$139
Reserves included in accrued and other liabilities:
Restructuring and other special charges	$41	$379	$(332)	$(54)	$34

(a)	Charged to/from other accounts:

Description of Charged to/from Other Accounts
2011
Accrued expenses	$(1)
Other liabilities	(7)

Total charged to/from other accounts	$(8)

2010
Accrued expenses	$(3)
Accrued salaries, wages and benefits	8
Impact of ASU No. 2009-17 (see Note 2)	78

Total charged to/from other accounts	$83

2009
Plant, property and equipment	$(178)
Goodwill	(90)
Inventory	(61)
Investments	(5)
Accounts receivable	2
Accrued expenses	4

Total charged to/from other accounts	$(328)